GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Useful Life of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2019
Acquired technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avarage Useful Life	3 years
Acquired technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avarage Useful Life	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avarage Useful Life	4 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avarage Useful Life	5 years
Tradename and other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avarage Useful Life	4 years
Tradename and other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Avarage Useful Life	11 years